Subsequent Events (Details) - USD ($)						1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 02, 2025	Mar. 31, 2025	Feb. 28, 2025	Feb. 11, 2025	Feb. 05, 2025	Feb. 05, 2025	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Converted shares							501,140
Fully diluted shares outstanding percentage				15.00%
Executives annual base salaries (in Dollars)							$ 960,000
Additional securities, aggregate of gross funds (in Dollars)							10,000,000
Unpaid and waived (in Dollars)						$ 345,900
Accounts payable (in Dollars)		$ 0					$ 0	$ 313,850
Unite Acquisition 1 Corp. [Member]
Subsequent Events [Line Items]
Number of calendar days								60 days
Secured promissory notes percentage								10.00%
Secured subordinated promissory notes								10.00%
Accounts payable (in Dollars)								$ 321,000
Unite Acquisition 1 Corp. [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock issuance shares	54,348
2025 Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Shares of common stock reserved		1,938,468					1,938,468
Subsequent Event [Member] | Unite Acquisition 1 Corp. [Member]
Subsequent Events [Line Items]
Converted shares				3,249,999
Number of units issued		319,528		1,080,814			319,528
Aggregate purchase price (in Dollars)		$ 1,400,000		$ 4,755,582			$ 1,400,000
Purchase price per share (in Dollars per share)				$ 4.4
Number of common stock units				1
Public offering amount (in Dollars)			$ 8,500,000
Aggregate gross purchase price, cash fee.		10.00%
Aggregate gross purchase price, expense allowance		2.00%
Percentage gross proceeds issued in warrants		10.00%
Fully diluted shares outstanding percentage				4.00%
Shares of common stock reserved				2,196,390
Expiration days				90 days
Executives annual base salaries (in Dollars)				$ 960,000
Additional securities, aggregate of gross funds (in Dollars)				$ 10,000,000
Number of days for written notice				30 days
Unpaid and waived (in Dollars)					$ 389,000
Retained shares				3,250,000
Cancel and retire shares				1,750,000
Promissory note payable (in Dollars)				$ 275,000
Subsequent Event [Member] | Unite Acquisition 1 Corp. [Member] | A Warrant [Member]
Subsequent Events [Line Items]
Purchase of share				1
Exercise price per share (in Dollars per share)				$ 4.4
Warrant term				1 year
Subsequent Event [Member] | Unite Acquisition 1 Corp. [Member] | B Warrant [Member]
Subsequent Events [Line Items]
Purchase of share				0.5
Exercise price per share (in Dollars per share)				$ 6.6
Warrant term				5 years
Subsequent Event [Member] | Unite Acquisition 1 Corp. [Member] | Placement Agent Warrants [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)		$ 4.4					$ 4.4
Warrant term		7 years					7 years
Subsequent Event [Member] | 2025 Equity Incentive Plan [Member] | Unite Acquisition 1 Corp. [Member]
Subsequent Events [Line Items]
Termination date				Feb. 11, 2035
Subsequent Event [Member] | Vendor Contract [Member]
Subsequent Events [Line Items]
Common stock issuance shares	54,348
Subsequent Event [Member] | Transactions with Lucius Partners and Related Persons [Member] | Unite Acquisition 1 Corp. [Member]
Subsequent Events [Line Items]
Number of days for written notice				60 days
Subsequent Event [Member] | First Year of Advisory Services [Member] | Unite Acquisition 1 Corp. [Member]
Subsequent Events [Line Items]
Cash fee (in Dollars)				$ 180,000
Subsequent Event [Member] | Second Year of Advisory Services [Member] | Unite Acquisition 1 Corp. [Member]
Subsequent Events [Line Items]
Cash fee (in Dollars)				$ 45,000
Minimum [Member] | Subsequent Event [Member] | Unite Acquisition 1 Corp. [Member]
Subsequent Events [Line Items]
Commenced period				2 years
Executive’s employment benefits				12 months
Health insurance coverage period				12 months
Minimum [Member] | Subsequent Event [Member] | 2025 Equity Incentive Plan [Member] | Unite Acquisition 1 Corp. [Member]
Subsequent Events [Line Items]
Outstanding shares				15.00%
Maximum [Member] | Subsequent Event [Member] | Unite Acquisition 1 Corp. [Member]
Subsequent Events [Line Items]
Commenced period				3 years
Executive’s employment benefits				24 months
Health insurance coverage period				18 months
Maximum [Member] | Subsequent Event [Member] | 2025 Equity Incentive Plan [Member] | Unite Acquisition 1 Corp. [Member]
Subsequent Events [Line Items]
Outstanding shares				15.00%